JENNISONDRYDEN OPPORTUNITY FUNDS

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

May 30, 2008

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	JennisonDryden Opportunity Funds
Registration Numbers: 333-95849 and 811-09805

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on May 29, 2008.

If you have any questions concerning this filing, please contact the undersigned at 973-802-5032.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary